CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISK

4. CONCENTRATION OF RISK

(a) Credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, and restricted cash. The maximum exposure of such financial instruments to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2025 and 2024, the substantial majority of the Company’s deposits (representing over 80% of the Group’s total deposits) were held with banking institutions outside of the PRC. A portion of the Company’s funds was also held with banking institutions in the PRC (these assets and the related entities were subsequently disposed of in 2026 and have been presented as discontinued operations in these consolidated financial statements). For deposits held with U.S. banking institutions, the standard FDIC insurance coverage is $250,000 per depositor, per insured bank. Deposit balances in excess of this coverage are subject to uninsured risk. Management selects institutions based on their reputation, track record of stability, and known capital reserves, and periodically reviews these institutions’ standing. Management expects that any additional institutions used by the Company for its cash and bank deposits will be selected using similar criteria.

(b) Foreign currency exchange rate risk

The revenues and expenses of the Company’s entities in the PRC (which have been presented as discontinued operations in these consolidated financial statements) are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Company’s overseas financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. These PRC entities were subsequently disposed of in 2026.